Consolidated Balance Sheets - USD ($)	Jan. 31, 2021	Sep. 30, 2020	Apr. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Apr. 30, 2019	Dec. 31, 2018
Current Assets
Cash	$ 471,652		$ 236,668			$ 503,438
Accounts receivable, net	312,414
Inventory	708,017		78,650
Other	505,865		3,020			100,000
Total Current Assets	1,997,948		318,338			603,438
Goodwill	9,449,333		2,466,073
Trademark	631,429		20,000
Other	3,853		3,853
TOTAL ASSETS	12,082,563		2,808,264			603,438
Current Liabilities
Accounts payable	873,312		249,050			20,894
Accrued Expenses	209,804		89,342			15,116
Notes Payable	177,279		118,771
Due to Related Party	395,544		333,684
Customer deposits	96,580		38,419
Common shares to be issued						754,700
Derivative liability	9,144,226
Total Current Liabilities	10,896,745		829,266			790,710
Convertible debentures, net	79,187		450,000
Due to Related Party	1,753,000
Total Long Term Liabilities	1,832,187		450,000
Commitments and contingencies
Stockholders' Equity
Series A Preferred Stock - shares authorized 2,200,000; outstanding 208,704 at October 31, 2020 and April 30, 2020, and 0 at April 30, 2019; Series B Preferred Stock - shares authorized 4,300,000; outstanding 3,681,623 at October 31, 2020 and April 30, 2020, and 0 at April 30, 2019; Fat Shark Holdings Preferred Stock - 700,000 shares authorized and outstanding at September 30, 2019 and 2018, and December 31, 2019 and 2018	28,856		38,903
Common stock - shares authorized 500,000,000; outstanding 20,721,535 and 20,011,091 at October 31, 2020 and April 30, 2020, respectively, and 179,292 at April 30, 2019; Fat Shark Holdings Common Stock - 500,000,000 shares authorized; zero shares outstanding at September 30, 2019 and 2018, and December 31, 2019; 300,000 shares outstanding at December 31, 2018	27,161		20,011			179
Additional paid-in capital	11,961,152		4,043,837			784,371
Accumulated deficit	(12,663,538)		(2,573,753)			(971,822)
Total Stockholders' Equity	(646,369)		1,528,998			(187,272)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 12,082,563		$ 2,808,264			$ 603,438
FAT SHARK HOLDINGS
Current Assets
Cash and equivalents		$ 237,560		$ 513,351	$ 362,022		$ 412,320
Accounts receivable, net		185,656		499,475	404,987		842,078
Inventory		276,297		479,422	556,042		927,904
Other		416,863		145,525	5,575
Total Current Assets		1,116,376		1,637,773	1,328,626		2,182,302
Other		105,000		55,000	55,000		55,000
TOTAL ASSETS		1,221,376		1,692,773	1,383,626		2,237,302
Current Liabilities
Accounts payable		258,514		955,711	792,314		919,477
Accrued Expenses		48,478		40,016	35,370		24,108
Customer deposits		40,249		130,538			83,722
Total Current Liabilities		347,241		1,126,265	827,684		1,027,307
Note Payable - Fat Shark		936,271		936,271	936,271		1,800,000
Commitments and contingencies
Stockholders' Equity
Series A Preferred Stock - shares authorized 2,200,000; outstanding 208,704 at October 31, 2020 and April 30, 2020, and 0 at April 30, 2019; Series B Preferred Stock - shares authorized 4,300,000; outstanding 3,681,623 at October 31, 2020 and April 30, 2020, and 0 at April 30, 2019; Fat Shark Holdings Preferred Stock - 700,000 shares authorized and outstanding at September 30, 2019 and 2018, and December 31, 2019 and 2018		35,000		35,000	35,000		35,000
Common stock - shares authorized 500,000,000; outstanding 20,721,535 and 20,011,091 at October 31, 2020 and April 30, 2020, respectively, and 179,292 at April 30, 2019; Fat Shark Holdings Common Stock - 500,000,000 shares authorized; zero shares outstanding at September 30, 2019 and 2018, and December 31, 2019; 300,000 shares outstanding at December 31, 2018							15,000
Additional paid-in capital		1,200		1,200	1,200		16,200
Accumulated deficit		(98,336)		(405,963)	(416,529)		(656,205)
Total Stockholders' Equity		(62,136)		(369,763)	(380,329)		(590,005)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		$ 1,221,376		$ 1,692,773	$ 1,383,626		$ 2,237,302